RISK MANAGEMENT - Credit Loss Allowance (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Reconciliation of changes in allowance account for credit losses of financial assets [abstract]
Balance at the beginning of the period	$ 877
Movements in credit loss allowance	(914)	$ (796)	$ 97
Balance at the end of the period	1,757	877
Credit Risk
Reconciliation of changes in allowance account for credit losses of financial assets [abstract]
Balance at the beginning of the period	877	142
Movements in credit loss allowance	914	796
Translation effect	(34)	(61)
Balance at the end of the period	$ 1,757	$ 877	$ 142